Financial assets at fair value through profit or loss - Derivative Financial Assets FVTPL - Foreign Currency Forward and Interest Rate Swap (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Foreign Currency Forwards
Foreign currency forward sale	$ 620,956	$ 760,615
Foreign currency forward purchases	618,497	620,651
Foreign currency forward sales	1,804	5,463
Foreign currency forward purchases	35
Interest rate swaps
Fixed rate for floating rate	1,500,050	$ 3,261,154
Floating rate for fixed rate	$ 92,463